LEASES - Operating Lease, Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
LEASES
Remainder of 2025	$ 506
2026	1,040
2027	1,069
2028	557
2029	337
Thereafter	420
Total undiscounted lease payments	3,929
Less: imputed interest	(448)
Total lease liabilities	$ 3,481